T. Rowe Price Small-Cap Value Fund, Inc.


 Supplement to prospectus dated May 1, 2002
--------------------------------------------------------------------------------
 Important Information About the Small-Cap Value Fund

 The fund will not accept new accounts after 4:00 p.m. on May 24, 2002. The fund will not accept new IRA accounts but will permit direct rollovers from qualified retirement plans into new IRA accounts in the fund.

 Shareholders who held shares prior to the closing are not affected. Purchases of additional shares are permitted for all existing accounts.

 The closing does not restrict shareholders from selling shares in their fund accounts.

 When deemed to be in the fund's best interests, the fund reserves the right to permit certain types of investors to open new accounts in the fund, to impose further restrictions, or to close the fund to any additional investments, all without notice.
--------------------------------------------------------------------------------
 The date of this supplement is May 10, 2002.
--------------------------------------------------------------------------------

 F46-041   5/10/02

T. Rowe Price Small-Cap Value Fund, Inc.
   T. Rowe Price Small-Cap Value Fund--Advisor Class

 Supplement to prospectus dated May 1, 2002
--------------------------------------------------------------------------------
 Important Information About the Small-Cap Value Fund--Advisor Class

 The fund will not accept new accounts after 4:00 p.m. on May 24, 2002. The fund will not accept new IRA accounts but will permit direct rollovers from qualified retirement plans into new IRA accounts in the fund.

 Shareholders who held shares prior to the closing are not affected. Purchases of additional shares are permitted for all existing accounts.

 The closing does not restrict shareholders from selling shares in their fund accounts.

 When deemed to be in the fund's best interests, the fund reserves the right to permit certain types of investors to open new accounts in the fund, to impose further restrictions, or to close the fund to any additional investments, all without notice.
--------------------------------------------------------------------------------
 The date of this supplement is May 10, 2002.
--------------------------------------------------------------------------------

 E246-041   5/10/02